20. INCOME TAXES: Schedule of Components of Deferred Tax Assets and Liabilities (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Deferred tax assets, Non-capital loss carry forward	$ 2,611,138	$ 0
Deferred tax assets, Earn-out	2,701,412	0
Deferred tax liabilities, Biological assets and inventory	(188,905)	0
Deferred tax liabilities, Property plant & equipment	(23,648,336)	0
Deferred tax liabilities, Intangible assets	(8,015,186)	0
Deferred tax liabilities, Note payable	(438,366)	0
Deferred tax liabilities, Investments	(180,008)	0
Net Deferred Tax Assets (Liabilities)	$ (27,158,251)	$ 0	$ 0